Revenue (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

	For the three months ended
	May 31, 2022	May 31, 2021
	(unaudited)	(unaudited)
Telecommunication Products & Services	$1,516,125	$1,737,080
SMS & MMS Business	3,338,998	4,160,694
Big Data	—	98,715
	$4,855,123	$5,996,489

	February 28, 2022	February 28, 2021
Telecommunication Products & Services	$8,657,277	$3,211,103
SMS & MMS Business	14,138,720	13,439,390
Big Data	131,418	33,077
	$22,927,415	$16,683,570